Accounts and notes receivable, net (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Receivables [Abstract]
Receivables from franchisees	$ 55,672	$ 67,115
Debit and credit card receivables	40,474	48,610
Meal voucher receivables	10,565	11,683
Notes receivable	2,575	3,685
Allowance for doubtful accounts	(24,999)	(19,791)
Accounts and notes receivable, Net	$ 84,287	$ 111,302